INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Provision for trade receivables (in dollars)	$ 1,313	$ 1,336